SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Critical Accounting Policies [Line Items]
Research and Development Expense, Total	$ 379,000	$ 459,000	$ 1,025,000	$ 1,885,000	$ 2,303,000	$ 3,691,000
Cash and Cash Equivalents, at Carrying Value, Total	$ 330,000	$ 1,240,000	$ 330,000	$ 1,240,000	2,465,000	2,316,000	$ 3,587,000
Depreciation					4,000	7,000
Credit Concentration Risk [Member]
Summary Of Critical Accounting Policies [Line Items]
Cash					$ 2,100,000	$ 1,900,000
Maximum [Member] | Office Equipment [Member]
Summary Of Critical Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Maximum [Member] | Licensing Agreements [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					17 years
Minimum [Member] | Office Equipment [Member]
Summary Of Critical Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Minimum [Member] | Licensing Agreements [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					12 years